Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of Deferred Tax Assets [Abstract]
Deferred Tax Assets, Property, Plant and Equipment	$ 386	$ 437
Tax losses carried forward	35,801	36,219
Deferred tax assets, Provisions	5,655	2,491
Deferred Tax Assets, Other	928	3,659
Deferred Tax Assets, Gross, Total	42,770	42,806
Components of Deferred Tax Liabilities [Abstract]
Deferred Tax Liabilities, Other	624	47
Deferred Tax Liabilities, Net	624	130
Net Deferred Tax Assets Before Deducting Valuation Allowance	42,146	42,676
Deferred Tax Assets, Valuation Allowance	36,131	38,572
Operating Loss Carryforwards [Line Items]
Freight tax provisions (note 17)	31,073	41,404	$ 47,813	$ 42,477
Net Deferred Tax Assets Before Deducting Valuation Allowance	42,146	42,676
Deferred Tax Assets, Net, Total	6,015	4,104
Deferred Tax Liabilities, Property, Plant and Equipment	0	$ 83
Norway
Operating Loss Carryforwards [Line Items]
Tax losses and disallowed finance costs	$ 7,800